Financial Instruments - Summary of Movements in Allowance for Impairment in Respect of Loans and Advances (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
At January 1		$ 9	$ 13
Impairment loss recognized		11	10
Amounts written off		(9)	(14)
Exchange translation differences	[1]
At December 31		$ 11	$ 9

[1]	Amount less than $1 million